Label	Element	Value
Direxion Daily Magnificent 7 Bull 2X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily Magnificent 7 Bull 2X Shares | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.40%
Direxion Daily Magnificent 7 Bull 2X Shares | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.20%
Direxion Daily Magnificent 7 Bull 2X Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.80%
Direxion Daily Magnificent 7 Bull 2X Shares | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.60%
Direxion Daily Magnificent 7 Bull 2X Shares | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.50%
Direxion Daily Magnificent 7 Bull 2X Shares | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.90%
Direxion Daily Magnificent 7 Bull 2X Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.70%
Direxion Daily Magnificent 7 Bull 2X Shares | Interactive Media & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	27.00%
Direxion Daily Magnificent 7 Bull 2X Shares | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.20%
Direxion Daily Magnificent 7 Bull 2X Shares | Broadline Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.80%
Direxion Daily Magnificent 7 Bull 2X Shares | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.60%
Direxion Daily Magnificent 7 Bull 2X Shares | Automobiles [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.50%
Direxion Daily Magnificent 7 Bull 2X Shares | Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.90%
Direxion Daily Magnificent 7 Bull 2X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	123.90%
Direxion Daily Magnificent 7 Bull 2X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	76.10%